Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 11,170,089	R$ 10,277,727
Distribution Of Electricity Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	8,317,327	7,257,827
Generation Concession Agreement [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets	2,801,702	2,252,615	R$ 2,473,858
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible Assets		726,107	96,145
Other [member]
IfrsStatementLineItems [Line Items]
Intangible Assets	R$ 51,060	R$ 41,178	R$ 49,373